EQUITY (Tables)	12 Months Ended
Mar. 31, 2015
EQUITY
Schedule of effects of changes in UBIC's ownership interest in its subsidiaries in the Company's shareholder's equity

Thousands of Yen
2015
Net income attributable to UBIC, Inc. shareholders	¥218,453
Transfers from noncontrolling interest
Increase in UBIC’s additional paid-in capital for acquisition of noncontrolling interest of a subsidiary	37

Net transfers from noncontrolling interest	¥37

Change from net income attributable to UBIC, Inc. shareholders and transfers from noncontrolling interest	218,490